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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 03-31-2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):

                                       [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    R. G. Niederhoffer Capital Management, Inc.

Address: 1700 Broadway
         39th Floor
         New York, NY 10019

Form 13F File Number: 28-10392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roy G. Niederhoffer
Title: President
Phone: (212) 245-0400

Signature, Place, and Date of Signing:


 /s/ Roy G. Niederhoffer           New York, New York          04-20-2012
-------------------------       ------------------------    ----------------
      Signature                      [City, State]               [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           58
Form 13F Information Table Value Total:       50,834
                                          (thousands)
List of Other Included Managers:                None


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
                                                                                                                 VOTING
                                                                                                               AUTHORITY:
                                                                                                                 SOLE/
                                        TITLE OF              VALUE    SHRS. OR           PUT/   INV.   OTHER    SHARED/
NAME OF ISSUER                           CLASS     CUSIP     (X$1000)  PRN. AMT.  SH/PRN  CALL  DISCR.  MNGR.     NONE
--------------------------------------  --------  ---------  --------  ---------  ------  ----  ------  -----  ----------
AETNA INC. (NEW)                          COM     00817Y108       617      12300    SH           SOLE             SOLE
AMGEN INC.                                COM     031162100       204       3000    SH           SOLE             SOLE
AMERICAN EXPRESS CO.                      COM     025816109       261       4500    SH           SOLE             SOLE
BANK OF AMERICA CORP.                     COM     060505104      1660     173400    SH           SOLE             SOLE
SPDR RETAIL ETF                           ETF     78464A714       215       3500    SH           SOLE             SOLE
CITIGROUP INC                             COM     172967424       498      13600    SH           SOLE             SOLE
CAPITAL ONE FINANCIAL CORP                COM     14040H105       790      14000    SH           SOLE             SOLE
TRAVELERS COMPANIES INC (THE)             COM     89417E109       208       3500    SH           SOLE             SOLE
COSTCO WHOLESALE CORPORATION              COM     22160K105       273       3000    SH           SOLE             SOLE
DISH NETWORK CORPORATION                  COM     25470M109       267       8100    SH           SOLE             SOLE
DISNEY (WALT) CO. (THE)                   COM     254687106       241       5500    SH           SOLE             SOLE
EMC CORP. (MA)                            COM     268648102       242       8100    SH           SOLE             SOLE
HOME DEPOT INC                            COM     437076102       247       4900    SH           SOLE             SOLE
JOHNSON & JOHNSON                         COM     478160104       577       8800    SH           SOLE             SOLE
LABORATORY CORP. OF AMERICA HOLDINGS      COM     50540R409       834       9100    SH           SOLE             SOLE
MEDTRONIC INC.                            COM     585055106      1587      40500    SH           SOLE             SOLE
PFIZER INC                                COM     717081103       216       9500    SH           SOLE             SOLE
PROCTER & GAMBLE CO.                      COM     742718109       269       4000    SH           SOLE             SOLE
QUALCOMM INCORPORATED                     COM     747525103       790      11600    SH           SOLE             SOLE
PRICELINE.COM INCORPORATED                COM     741503403       790       1100    SH           SOLE             SOLE
AT&T INC                                  COM     00206R102      4338     138900    SH           SOLE             SOLE
SCHLUMBERGER LTD                          COM     806857108       343       4900    SH           SOLE             SOLE
S&P DEP RECEIPTS                          COM     78462F103      4605      32700    SH           SOLE             SOLE
TEXAS INSTRUMENTS INC.                    COM     882508104       414      12300    SH           SOLE             SOLE
PHILIP MORRIS INTL                        COM     718172109      1950      22000    SH           SOLE             SOLE
UNITED PARCEL SERVICE INC                 Cl B    911312106      1066      13200    SH           SOLE             SOLE
VERIZON COMMUNICATIONS INC                COM     92343V104      2772      72800    SH           SOLE             SOLE
WILLIAMS COS INC (THE)                    COM     969457100       398      12900    SH           SOLE             SOLE
HEALTHCARE SS SPDR F                      ETF     81369Y209       486      12900    SH           SOLE             SOLE
AMERICAN TOWER CORP.                      COM     03027X100       303       4800    SH           SOLE             SOLE
AUTOZONE INC.                             COM     053332102      1049       2800    SH           SOLE             SOLE
DOMINION RESOURCES VA                     COM     25746U109       467       9100    SH           SOLE             SOLE
DEERE & CO.                               COM     244199105       494       6100    SH           SOLE             SOLE

NEXTERA ENERGY INC.                       COM     65339F101      1061      17500    SH           SOLE             SOLE
HUMANA INC.                               COM     444859102      2115      22800    SH           SOLE             SOLE
PENNEY (J.C.) CO.INC. (HOLDING CO.)       COM     708160106       600      16800    SH           SOLE             SOLE
UNITED STATES STEEL CORP                  COM     912909108       547      18600    SH           SOLE             SOLE
BIOGEN IDEC INC                           COM     09062X103       870       6900    SH           SOLE             SOLE
ACCENTURE LTD.                            COM     G1151C101       226       3500    SH           SOLE             SOLE
AUTOMATIC DATA PROCESSING INC.            COM     053015103       249       4500    SH           SOLE             SOLE
POTASH CORP. OF SASKATCHEWAN INC.         COM     73755L107      1686      36900    SH           SOLE             SOLE
CONOCOPHILLIPS                            COM     20825C104       305       4000    SH           SOLE             SOLE
BAIDU INC. - ADS                          ADS     056752108       205       1400    SH           SOLE             SOLE
EL PASO CORP.                             COM     28336L109       323      10900    SH           SOLE             SOLE
EXPRESS SCRIPTS INC.                      COM     30219G108      4052      74800    SH           SOLE             SOLE
MEDCO HEALTH SOLUTIONS INC.               COM     58405U102      3241      46100    SH           SOLE             SOLE
MONSANTO CO. (NEW)                        COM     61166W101       870      10900    SH           SOLE             SOLE
PETROLEO BRASILEIRO S.A.                  ADR     71654V408       202       7600    SH           SOLE             SOLE
RESEARCH IN MOTION LIMITED                COM     760975102       641      43600    SH           SOLE             SOLE
PRECISION CASTPARTS CORP.                 COM     740189105       225       1300    SH           SOLE             SOLE
VISA INC A                                Cl A    92826C839       354       3000    SH           SOLE             SOLE
PANERA BREAD COMPANY                      COM     69840W108       338       2100    SH           SOLE             SOLE
WYNN RESORTS LIMITED                      COM     983134107       225       1800    SH           SOLE             SOLE
CHIPOTLE MEXICAN GRILL, INC.              COM     169656105       253        600    SH           SOLE             SOLE
GREEN MOUNTAIN COFFEE ROASTERS INC.       COM     393122106       797      17000    SH           SOLE             SOLE
HEALTH CARE REIT, INC.                    COM     42217K106       462       8400    SH           SOLE             SOLE
ISHARES IBOXX $ INVEST GRADE CORP BOND    ETF     464287242      1238      10700    SH           SOLE             SOLE
SILVER WHEATON CORP.                      COM     828336107       278       8400    SH           SOLE             SOLE